Transactions with Related Parties (Narrative) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Poseidon Oil Pipeline Company
Related Party Transaction [Line Items]
Net sales from related party		$ 12,557	$ 12,357	$ 10,844
Due from related parties	$ 2,200	2,400	2,200
Costs charged by related party, included in operating costs		994	986	1,007
Poseidon Oil Pipeline Company | Management Service
Related Party Transaction [Line Items]
Net sales from related party		8,600	8,400	7,900
ANSAC
Related Party Transaction [Line Items]
Net sales from related party	124,500	373,606	124,536	0
Due from related parties	74,490	60,594	74,490
Costs charged by related party, included in operating costs	$ 2,200	$ 5,284	$ 2,242	$ 0